Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2011
Regulatory Capital Requirements
Schedule of Risk-adjusted Capital Amounts and Ratios, Japan

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2010:
Total capital (to risk-weighted assets):
MUFG	¥13,991,766	14.87%	¥7,526,507	8.00%
BTMU	11,965,085	15.54	6,158,125	8.00
MUTB	1,737,210	16.02	867,354	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,009,643	10.63	3,763,253	4.00
BTMU	8,349,500	10.84	3,079,062	4.00
MUTB	1,352,012	12.47	433,677	4.00
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00

Stand-alone:
At March 31, 2010:
Total capital (to risk-weighted assets):
BTMU	¥11,667,072	16.34%	¥5,711,394	8.00%
MUTB	1,738,081	16.10	863,354	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,276,159	11.59	2,855,697	4.00
MUTB	1,305,511	12.09	431,677	4.00
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00

Schedule of Risk-adjusted Capital Amounts and Ratios, UNBC and Union Bank

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2009:
Total capital (to risk-weighted assets)	$9,203	14.54%	$5,064	8.00%
Tier I capital (to risk-weighted assets)	7,485	11.82	2,532	4.00
Tier I capital (to quarterly average assets)(1)	7,485	9.45	3,169	4.00
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2009:
Total capital (to risk-weighted assets)	$8,686	13.73%	$5,062	8.00%	$6,327	10.00%
Tier I capital (to risk-weighted assets)	7,207	11.39	2,531	4.00	3,796	6.00
Tier I capital (to quarterly average assets)(1)	7,207	9.05	3,184	4.00	3,980	5.00
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00

Note:

(1)	Excludes certain intangible assets.